LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Loans Receivable, Net [Abstract]
Composition of Loan Portfolio
The following table shows the composition of the loan portfolio by category:

(Dollars in thousands)	December 31, 2016		December 31, 2015
		Percent		Percent
		of		of
	Amount	Total	Amount	Total

Mortgage loans held for sale	$5,880	0.6%	$3,974	0.5%
Commercial, financial and agricultural	129,423	14.8	129,197	16.6
Real Estate:
Mortgage-commercial	314,359	36.0	253,309	32.6
Mortgage-residential	289,640	33.2	272,180	35.1
Construction	109,394	12.5	99,161	12.8
Lease financing receivable	2,204	0.3	2,650	0.3
Obligations of states and subdivisions	6,698	0.8	969	0.1
Consumer and other	15,336	1.8	15,049	2.0
Total loans	872,934	100%	776,489	100%
Allowance for loan losses	(7,510)		(6,747)
Net loans	$865,424		$769,742

Activity in Allowance for Loan Losses
Activity in the allowance for loan losses for December 31, 2016, 2015 and 2014 was as follows:

(In thousands)

	2016	2015	2014

Balance at beginning of period	$6,747	$6,095	$5,728
Loans charged-off:
Real Estate	(627)	(534)	(1,203)
Installment and Other	(73)	(126)	(167)
Commercial, Financial and Agriculture	(71)	(183)	(89)
Total	(771)	(843)	(1,459)
Recoveries on loans previously charged-off:
Real Estate	755	905	325
Installment and Other	70	81	68

Commercial, Financial and Agriculture	84	99	15
Total	909	1,085	408
Net (Charge-offs) Recoveries	138	242	(1,051)
Provision for Loan Losses	625	410	1,418
Balance at end of period	$7,510	$6,747	$6,095

Allocation of Allowance for Loan Losses
The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2016 and 2015.

Allocation of the Allowance for Loan Losses

	December 31, 2016
	(Dollars in thousands)
		% of loans
		in each
		category
	Amount	to total loans

Commercial Non Real Estate	$1,118	15.6%
Commercial Real Estate	4,071	61.6
Consumer Real Estate	1,589	20.3
Consumer	155	2.4
Unallocated	577.1
Total	$7,510	100%

	December 31, 2015
	(Dollars in thousands)
		% of loans
		in each
		category
	Amount	to total loans

Commercial Non Real Estate	$895	17.1%
Commercial Real Estate	3,018	58.4
Consumer Real Estate	1,477	21.9
Consumer	141	2.5
Unallocated	1,216.1
Total	$6,747	100%

Impaired Loans
The following table represents the Company’s impaired loans at December 31, 2016 and 2015. This table includes performing troubled debt restructurings.

	December 31,	December 31,
	2016	2015
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$2,667	$6,020
Impaired loans with a valuation allowance	3,461	4,107
Total impaired loans	$6,128	$10,127
Allowance for loan losses on impaired loans at period end	682	957
Total nonaccrual loans	3,264	7,368

Past due 90 days or more and still accruing	198	29
Average investment in impaired loans	8,509	9,652

Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans
The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014

Interest income recognized during impairment	-	-	129
Cash-basis interest income recognized	188	211	256

Loans and Allowance for Loan Losses Evaluated Individually and Collectively
The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2016
		Installment	Commercial,
		and	Financial and
	Real Estate	Other	Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$5,935	$40	$153	$6,128
Collectively evaluated	704,923	21,317	134,686	860,926
Total	$710,858	$21,357	$134,839	$867,054

Allowance for Loan Losses
Individually evaluated	$651	$21	$10	$682
Collectively evaluated	5,009	711	1,108	6,828
Total	$5,660	$732	$1,118	$7,510

December 31, 2015
		Installment	Commercial,
		and	Financial and
	Real Estate	Other	Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$9,782	$39	$306	$10,127
Collectively evaluated	610,996	19,591	131,801	762,388
Total	$620,778	$19,630	$132,107	$772,515

Allowance for Loan Losses
Individually evaluated	$882	$25	$50	$957
Collectively evaluated	3,613	1,332	845	5,790
Total	$4,495	$1,357	$895	$6,747

Troubled Debt Restructurings
The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2016, 2015 and 2014. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. Recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2016				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
			(In thousands)

Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$-	$-
Commercial real estate	2,324	2,570	-	4,368	37
Consumer real estate	329	329	-	291	1
Consumer installment	14	14	-	9	-
Total	$2,667	$2,913	$-	$4,668	$38

Impaired loans with a related allowance:
Commercial installment	$153	$153	$10	$244	$9
Commercial real estate	2,726	2,726	343	2,832	127
Consumer real estate	556	669	308	733	14
Consumer installment	26	27	21	32	-
Total	$3,461	$3,575	$682	$3,841	$150
Total Impaired Loans:
Commercial installment	$153	$153	$10	$244	$9
Commercial real estate	5,050	5,296	343	7,200	164
Consumer real estate	885	998	308	1,024	15
Consumer installment	40	41	21	41	-
Total Impaired Loans	$6,128	$6,488	$682	$8,509	$188

December 31, 2015
				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
			(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$2	$-
Commercial real estate	5,790	5,828	-	5,099	50
Consumer real estate	223	223	-	205	-
Consumer installment	7	7	-	8	-
Total	$6,020	$6,058	$-	$5,314	$50

Impaired loans with a related allowance:
Commercial installment	$306	$306	$50	$264	$14
Commercial real estate	2,927	2,927	444	2,891	132
Consumer real estate	842	842	438	1,152	15
Consumer installment	32	32	25	31	-
Total	$4,107	$4,107	$957	$4,338	$161
Total Impaired Loans:
Commercial installment	$306	$306	$50	$266	$14
Commercial real estate	8,717	8,755	444	7,990	182
Consumer real estate	1,065	1,065	438	1,357	15
Consumer installment	39	39	25	39	-
Total Impaired Loans	$10,127	$10,165	$957	$9,652	$211

December 31, 2014
				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
			(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$50	$-
Commercial real estate	4,665	4,665	-	2,654	142
Consumer real estate	27	27	-	179	-
Consumer installment	10	10	-	11	-
Total	$4,702	$4,702	$-	$2,894	$142

Impaired loans with a related allowance:
Commercial installment	$240	$240	$18	$189	$20
Commercial real estate	2,558	2,558	315	2,415	59
Consumer real estate	2,032	2,032	607	1,546	33
Consumer installment	28	28	28	33	2
Total	$4,858	$4,858	$968	$4,183	$114
Total Impaired Loans:
Commercial installment	$240	$240	$18	$239	$20
Commercial real estate	7,223	7,223	315	5,069	201
Consumer real estate	2,059	2,059	607	1,725	33
Consumer installment	38	38	28	44	2
Total Impaired Loans	$9,560	$9,560	$968	$7,077	$256

Certain loans acquired in transfer not accounted for as debt securities acquired
The following table presents information regarding the contractually required payments receivable, cash flows expected to be collected and the estimated fair value of loans acquired in the acquisition as of July 1, 2014, the closing date of the transaction:

	July 1, 2014
	(In thousands)
	Commercial,
	financial and	Mortgage-	Mortgage-	Commercial
	agricultural	Commercial	Residential	and other	Total
Contractually required payments	$1,519	$29,648	$7,933	$976	$40,076
Cash flows expected to be collected	1,570	37,869	9,697	1,032	50,168
Fair value of loans acquired	1,513	28,875	7,048	957	38,393

Schedule of certain loans acquired in transfer carrying amount and accretable yield for acquired impaired loans
Changes in the carrying amount and accretable yield for acquired impaired loans were as follows for the year ended December 31, 2016 (in thousands):

	Accretable	Carrying Amount
	Yield	of Loans
Balance at beginning of period	$1,219	$1,821
Accretion	(325)	325
Payments received, net	-	(841)
Balance at end of period	$894	$1,305

Additional Detail of Troubled Debt Restructurings
The following tables provide additional detail of troubled debt restructurings (TDRs) during the twelve months ended December 31, 2016, 2015 and 2014.

December 31, 2016
	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	296	269	1	13
Consumer real estate	-	-	-	-
Consumer installment	-	-	-	-
Total	$296	$269	1	$13

	December 31, 2015
	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
	(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	499	492	2	10
Consumer real estate	45	40	1	-
Consumer installment	-	-	-	-
Total	$544	$532	3	$10

	December 31, 2014
	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
	(in thousands except number of loans)

Commercial installment	$239	$176	1	$15
Commercial real estate	1,345	1,342	7	26
Consumer real estate	94	94	1	1
Consumer installment	-	-	-	-
Total	$1,678	$1,612	9	$42

Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual
The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

	December 31, 2016
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total
Commercial installment	$150,509	$-	$-	$-	$150,509
Commercial real estate	2,463,484	-	-	1,101,279	3,564,763
Consumer real estate	153,695	89,996	-	122,450	366,141
Consumer installment	5,898	-	-	23,594	29,492
Total	$2,773,586	$89,996	$-	$1,247,323	$4,110,905
Allowance for loan losses	$124,484	$-	$-	$40,165	$164,649

	December 31, 2015
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total

Commercial installment	$206,237	$-	$-	$50,221	$256,458
Commercial real estate	1,823,217	-	-	2,933,287	4,756,504
Consumer real estate	721,110	-	-	1,134,816	1,855,926
Consumer installment	7,894	-	-	29,435	37,329
Total	$2,758,458	$-	$-	$4,147,759	$6,906,217
Allowance for loan losses	$106,028	$-	$-	$197,338	$303,366

	December 31, 2014
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total

Commercial installment	$233,340	$-	$-	$-	$233,340
Commercial real estate	1,684,755	-	-	2,729,170	4,413,925
Consumer real estate	952,162	622,302	-	448,796	2,023,260
Consumer installment	9,983	-	-	103,109	113,092
Total	$2,880,240	$622,302	$-	$3,281,075	$6,783,617
Allowance for loan losses	$120,220	$11,206	$102,657	$-	$234,083

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2016
	(In thousands)
		Past Due
	Past Due	90 Days or		Total
	30 to 89	More and		Past Due and	Total
	Days	Still Accruing	Non-Accrual	Non-Accrual	Loans

Real Estate-construction	$204	$96	$658	$958	$109,394
Real Estate-mortgage	2,745	102	1,662	4,509	289,640
Real Estate-nonfarm nonresidential	269	-	909	1,178	314,359
Commercial	9	-	2	11	129,423
Lease financing receivable	-	-	-	-	2,204
Obligations of states and subdivisions	-	-	-	-	6,698
Consumer	22	-	33	55	15,336
Total	$3,249	$198	$3,264	$6,711	$867,054

	December 31, 2015
	(In thousands)
		Past Due 90
	Past Due	Days or More		Total
	30 to 89	and Still		Past Due and	Total
	Days	Accruing	Non-Accrual	Non-Accrual	Loans

Real Estate-construction	$311	$-	$2,956	$3,267	$99,161
Real Estate-mortgage	3,339	29	2,055	5,423	272,180
Real Estate- nonfarm nonresidential	736	-	2,225	2,961	253,309
Commercial	97	-	100	197	129,197
Lease finance receivable	-	-	-	-	2,650
Obligations of states and subdivisions	-	-	-	-	969
Consumer	70	-	32	102	15,049
Total	$4,553	$29	$7,368	$11,950	$772,515

Risk Category of Loans by Class of Loans
As of December 31, 2016 and 2015 and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)
December 31, 2016
				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total

Pass	$522,949	$174,325	$21,278	$134,235	$852,787
Special Mention	376	237	-	618	1,231
Substandard	11,873	1,336	79	208	13,496
Doubtful	-	200	-	40	240

Subtotal	535,198	176,098	21,357	135,101	867,754
Less:
Unearned Discount	378	60	-	262	700
Loans, net of unearned discount	$534,820	$176,038	$21,357	$134,839	$867,054

December 31, 2015
				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total

Pass	$434,638	$167,394	$19,556	$132,101	$753,689
Special Mention	681	153	-	168	1,002
Substandard	16,655	1,453	75	178	18,361
Doubtful	-	327	-	-	327
Subtotal	451,974	169,327	19,631	132,447	773,379
Less:
Unearned Discount	448	76	-	340	864
Loans, net of unearned discount	$451,526	$169,251	$19,631	$132,107	$772,515